Investments in Financial Assets Measured at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Investments in Financial Assets Measured at Fair Value Through Profit or Loss

Note 7 – Investments in Financial Assets Measured at Fair Value Through Profit or Loss:

As of December 31, 2025 and as of December 31, 2024, the Company holds 3,840,617 shares of XTL Biopharmaceuticals Ltd. (hereinafter: “XTL”), which constitute 0.41% of XTL’s issued and paid-up capital.

As of the end of the reporting period, the Controlling Shareholder holds 21.58% of XTL shares.

The fair value of these shares as of the end of the reporting period was based on the quoted share price (level 1) as XTL is a publicly traded company listed in the Nasdaq and the TASE, see also Note 13B.

Intercure Ltd.
Notes to the Consolidated Financial Statements